Earnings per share - Summary of earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	May 01, 2019	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,971,561		₩ 4,450,177		₩ 4,368,035
Less:
Dividends to hybrid bonds		(197,932)		(176,945)		(189,672)
Net profit available for common stock		₩ 4,773,629		₩ 4,273,232		₩ 4,178,363
Weighted average number of ordinary shares outstanding	485,494,934	486,484,485	[1]	506,231,595	[1]	519,207,776	[1]
Basic earnings per share		₩ 9,812		₩ 8,441		₩ 8,048
Diluted earnings per share		₩ 9,812		₩ 8,441		₩ 8,048

[1]	The number of ordinary shares issued is 485,494,934 shares as of December 31, 2025, and the above weighted-average number of shares outstanding has been calculated by reflecting the following: (i) the conversion of 17,482,000 convertible preferred shares issued on May 1, 2019 into ordinary shares on May 1, 2023, for the year ended December 31, 2023; and (ii) changes in treasury stock, including shares acquired and subsequently retired, for the years ended December 31, 2023, 2024 and 2025.